Summary of Significant Accounting Policies - Schedule of Depreciation over the Estimated Useful Lives of the Assets (Details)	Jul. 31, 2025
Furniture, fixtures and equipment [Member] | Minimum [Member]
Schedule of Depreciation over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Schedule of Depreciation over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	5 years
Transportation vehicles [Member]
Schedule of Depreciation over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	5 years